Epiphany FFV Fund

Class A and Class C shares

a series of Epiphany Funds

Supplement dated December 30, 2010

to the Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2010

The following replaces the information regarding the Epiphany FFV Fund in the sections titled “The Investment Adviser” and “Portfolio Managers” on page 5 of the Prospectus:

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser.

Portfolio Manager

Samuel J. Saladino, CEO and Portfolio Manager of Trinity Fiduciary Partners is the Fund's portfolio manager.  Mr. Saladino has acted as the Fund's portfolio manager since June, 2008.

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The following replaces the information in the section titled “FUND OPERATIONS – Sub-Adviser” on page 30 of the Prospectus:

Sub-Adviser

Dana Investment Advisors, Inc., located at 15800 W. Bluemound Road, Suite 250 Brookfield, WI 53005-6026, is a 100% employee owned, Sub Chapter S Corporation, became an SEC Registered Investment Advisor on April 1, 1985. For over 28 years, Dana Investment Advisors has achieved success by being able to provide above market returns with lower than average risk in their investment strategies. The philosophy is built around the fact that the markets are not 100% efficient and that value can be found in the marketplace. The firm has over 2,500 retail and institutional clients throughout the United States. As of December 31, 2009, Dana had $2.67billion in assets under management.

The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.5625% of the average daily net assets of the Epiphany FFV Focused Fund, 0.375% of the average daily net assets of the Epiphany FFV Strategic Income Fund and 0.6375% of the average daily net assets of the Epiphany Large Cap Core Fund.

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The following replaces the information contained in the third paragraph in the section titled “FUND OPERATIONS – Portfolio Managers” on page 31 of the Prospectus:

Duane Roberts Mr. Roberts has been Senior Vice President and Equity Portfolio Manager at Dana Investment Advisors since June 1999. He serves as the Firm’s lead quantitative strategist. From May 1998 until he joined Dana Investment Advisors, Mr. Roberts was a Portfolio Manager with Discovery Management in Dallas, Texas. He graduated from Rice University with a BS in Electrical Engineering and Mathematics in 1980. He earned an MS in Statistics from Stanford University in 1981 and an MBA in Finance from Southern Methodist University in 1999. Mr. Roberts is a Chartered Financial Analyst and is a member of the CFA Institute and the Dallas Association of Investment Analysts. He serves as a Portfolio Manager for the Epiphany FFV Focused Fund, and the Epiphany Large Cap Core Fund.

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The second paragraph of the “INVESTMENT ADVISORY AND OTHER SERVICES – Sub-Adviser” section on page 18 of the SAI has been replaced with the following information:

Under the terms of the sub-advisory agreement (the “Sub-Advisory Agreement”), the Sub-Adviser, subject to the supervision of the Adviser and Board of Trustees of the Trust, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies. The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.5625% of the average daily net assets of the Epiphany FFV Focused Fund, 0.375% of the average daily net assets of the Epiphany FFV Strategic Income Fund and 0.6375% of the average daily net assets of the Epiphany Large Cap Core Fund.

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The second table in the “Portfolio Management” section on page 19 of the SAI has been replaced with the following information:

Duane Roberts, Portfolio Manager, Epiphany FFV Focused Fund and Epiphany Large Cap Core Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	460	1	$583	$.5

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This Supplement, and the existing Prospectus and Statement of Additional Information dated March 1, 2010, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-320-2185.

Supplement dated December 30, 2010

Epiphany FFV Fund

Class N and Class I shares

a series of Epiphany Funds

Supplement dated December 30, 2010

to the Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2010

The following replaces the information regarding the Epiphany FFV Fund in the sections titled “The Investment Adviser” and “Portfolio Managers” on page 5 of the Prospectus:

The Investment Adviser

Trinity Fiduciary Partners LLC (“Trinity”) is the Fund’s investment adviser.

Portfolio Manager

Samuel J. Saladino, CEO and Portfolio Manager of Trinity Fiduciary Partners is the Fund's portfolio manager.  Mr. Saladino has acted as the Fund's portfolio manager since June, 2008.

------------------

The following replaces the information in the section titled “FUND OPERATIONS – Sub-Adviser” on page 30 of the Prospectus:

Sub-Adviser

Dana Investment Advisors, Inc., located at 15800 W. Bluemound Road, Suite 250 Brookfield, WI 53005-6026, is a 100% employee owned, Sub Chapter S Corporation, became an SEC Registered Investment Advisor on April 1, 1985. For over 28 years, Dana Investment Advisors has achieved success by being able to provide above market returns with lower than average risk in their investment strategies. The philosophy is built around the fact that the markets are not 100% efficient and that value can be found in the marketplace. The firm has over 2,500 retail and institutional clients throughout the United States. As of December 31, 2009, Dana had $2.67billion in assets under management.

The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.5625% of the average daily net assets of the Epiphany FFV Focused Fund, 0.375% of the average daily net assets of the Epiphany FFV Strategic Income Fund and 0.6375% of the average daily net assets of the Epiphany Large Cap Core Fund.

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The following replaces the information contained in the third paragraph in the section titled “FUND OPERATIONS – Portfolio Managers” on pages 30 and 31 of the Prospectus:

Duane Roberts Mr. Roberts has been Senior Vice President and Equity Portfolio Manager at Dana Investment Advisors since June 1999. He serves as the Firm’s lead quantitative strategist. From May 1998 until he joined Dana Investment Advisors, Mr. Roberts was a Portfolio Manager with Discovery Management in Dallas, Texas. He graduated from Rice University with a BS in Electrical Engineering and Mathematics in 1980. He earned an MS in Statistics from Stanford University in 1981 and an MBA in Finance from Southern Methodist University in 1999. Mr. Roberts is a Chartered Financial Analyst and is a member of the CFA Institute and the Dallas Association of Investment Analysts. He serves as a Portfolio Manager for the Epiphany FFV Focused Fund, and the Epiphany Large Cap Core Fund.

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The second paragraph of the “INVESTMENT ADVISORY AND OTHER SERVICES – Sub-Adviser” section on page 18 of the SAI has been replaced with the following information:

Under the terms of the sub-advisory agreement (the “Sub-Advisory Agreement”), the Sub-Adviser, subject to the supervision of the Adviser and Board of Trustees of the Trust, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with the Funds’ investment objective and policies. The Adviser, not the Fund, pays the Sub-Adviser an annual fee of 0.5625% of the average daily net assets of the Epiphany FFV Focused Fund, 0.375% of the average daily net assets of the Epiphany FFV Strategic Income Fund and 0.6375% of the average daily net assets of the Epiphany Large Cap Core Fund.

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The second table in the “Portfolio Management” section on page 19 of the SAI has been replaced with the following information:

Duane Roberts, Portfolio Manager, Epiphany FFV Focused Fund and Epiphany Large Cap Core Fund

	Number of Accounts		Assets Under Management
Account Type	Total	Subject to a Performance Fee	Total	Subject to a Performance Fee
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	460	1	$583	$.5

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This Supplement, and the existing Prospectus and Statement of Additional Information dated March 1, 2010, provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Fund at 1-800-320-2185.

Supplement dated December 30, 2010